Share-based awards and other equity instruments - RSUs activity (Details) - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Grant Date Fair Value
Shares withheld for tax withholding obligation	6,407,312
RSUs
RSUs
Beginning balance (in shares)	2,972,024
Granted (in shares)	1,446,392
Vested (in shares)	1,092,205
Cancelled (in shares)	1,123,436
Ending balance (in shares)	2,202,775	2,972,024
Weighted Average Grant Date Fair Value
Beginning balance (in EUR per share)	€ 1.94
Granted (in EUR per share)	1.57
Vested (in EUR per share)	1.85
Cancelled (in EUR per share)	1.69
Ending balance (in EUR per share)	€ 1.79	€ 1.94
Remaining contractual life	6 years	6 years
Shares withheld for tax withholding obligation	310,268